Organization and principal activities (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 CNY (¥)
True Silver Limited [Member]
Statement [Line Items]
Issued And Fully Paid Up Capital	$ 50,000
Principal activities	Investment holding
Group's Effective Interest	100.00%	100.00%	100.00%
Held By Company	100.00%	100.00%	100.00%
Hong Kong Four Divisions International Limited [Member]
Statement [Line Items]
Issued And Fully Paid Up Capital		$ 10,000
Principal activities	Real estate management
Group's Effective Interest	100.00%	100.00%	100.00%
Held By A Subsidiary	100.00%	100.00%	100.00%
Hong Kong Three Entities Digital Technology Limited [Member]
Statement [Line Items]
Issued And Fully Paid Up Capital		$ 10,000
Principal activities	Digital security technology
Group's Effective Interest	100.00%	100.00%	100.00%
Held By A Subsidiary	100.00%	100.00%	100.00%
Hong Kong Yiyou Digital Technology Development Co., Limited [Member]
Statement [Line Items]
Issued And Fully Paid Up Capital		$ 100,000
Principal activities	Intellectual property rights management
Group's Effective Interest	100.00%	100.00%	100.00%
Held By A Subsidiary	100.00%	100.00%	100.00%
Shenzhen Four Divisions Global Industrial Operation Co., Ltd. [Member]
Statement [Line Items]
Issued And Fully Paid Up Capital | ¥			¥ 1,000,000
Principal activities	Real estate management and digital security technology
Group's Effective Interest	100.00%	100.00%	100.00%
Held By A Subsidiary	100.00%	100.00%	100.00%